Prepayments and Other Assets, Net	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Assets, Net

7. Prepayments and Other Assets, Net

	As of December 31,
	2024	2023
Prepaid expenses	$65,614	$88,703
Other assets	40,423	50,196
Prepaid GST	130,073	13,187
Less: allowance for expected credit losses	(1,725)	(600)
Total prepayments and other assets, net	234,385	151,486

Less: amounts classified as non-current assets	(4,457)	(30,576)
Amounts classified as current assets	$229,928	$120,910

The movement of allowances for expected credit losses is as follow:

	As of December 31,
	2024	2023	2022
Balance at January 1	$600	$-	$70
Provision for (recovery of) expected credit losses	1,125	600	(70)
Balance at December 31	$1,725	$600	$-